Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Dividend Income
Loans, including fees	$ 802,947	$ 663,036	$ 606,966
Mortgage loans held for sale, including fees	4,679	6,564	6,164
Investment securities:
Taxable interest	87,359	52,150	47,380
Tax-exempt interest	8,835	7,004	5,785
Amortization of FDIC loss share receivable	0	(16,023)	(23,500)
Other	9,963	4,208	4,063
Total interest and dividend income	913,783	716,939	646,858
Deposits:
NOW and MMDA	57,283	32,396	27,226
Savings	1,455	1,145	740
Time deposits	21,095	18,040	19,137
Short-term borrowings	7,557	2,452	797
Long-term debt	17,547	13,668	11,200
Total interest expense	104,937	67,701	59,100
Net interest income	808,846	649,238	587,758
Provision for loan losses	51,111	44,424	30,908
Net interest income after provision for loan losses	757,735	604,814	556,850
Non-interest Income
Mortgage income	63,570	83,853	80,662
Service charges on deposit accounts	47,678	44,135	42,197
Title revenue	21,972	22,213	22,837
Broker commissions	9,902	15,338	17,592
ATM/debit card fee income	14,822	14,240	13,989
Credit card and merchant-related income	14,433	12,171	10,675
(Loss) gain on sale of available for sale securities	(148)	2,001	1,575
Other non-interest income	38,811	39,870	30,866
Total non-interest income	211,040	233,821	220,393
Non-interest Expense
Salaries and employee benefits	379,527	331,686	322,586
Net occupancy and equipment	70,663	65,797	68,541
Communication and delivery	14,252	12,383	13,506
Marketing and business development	13,999	12,332	13,176
Data processing	39,176	25,091	34,424
Professional services	48,545	19,153	22,368
Credit and other loan related expense	19,008	10,937	16,653
Insurance	21,815	17,270	16,670
Loss on early termination of loss share agreements	0	17,798	0
Travel and entertainment	11,287	8,481	9,525
Amortization of acquisition intangibles	12,590	8,415	7,811
Errors, fines, and losses	12,246	6,111	12,116
Other non-interest expense	32,788	31,211	32,929
Total non-interest expense	675,896	566,665	570,305
Income before income tax expense	292,879	271,970	206,938
Income tax expense	150,466	85,193	64,094
Net Income	142,413	186,777	142,844
Less: Preferred stock dividends	9,095	7,977	0
Net Income Available to Common Shareholders	133,318	178,800	142,844
Less: Earnings Allocated to Unvested Restricted Stock	(1,210)	(1,872)	(1,680)
Earnings Allocated to Common Shareholders	$ 132,108	$ 176,928	$ 141,164
Earnings per common share - Basic (in usd per share)	$ 2.61	$ 4.32	$ 3.69
Earnings per common share - Diluted (in usd per share)	2.59	4.30	3.68
Cash dividends declared per common share (in usd per share)	$ 1.46	$ 1.4	$ 1.36
Comprehensive Income
Net income	$ 142,413	$ 186,777	$ 142,844
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period (net of tax effects of $6,244 $12,261, and $4,374, respectively)	(11,596)	(22,771)	(8,124)
Less: Reclassification adjustment for (losses) gains included in net income (net of tax effects of $52, $700, and $551, respectively)	96	(1,301)	(1,024)
Unrealized gains (losses) on securities, net of tax	(11,500)	(24,072)	(9,148)
Fair value of derivative instruments designated as cash flow hedges:
Change in fair value of derivative instruments designated as cash flow hedges during the period (net of tax effects of $329, $231, and $20, respectively)	(611)	(328)	38
Less: Reclassification adjustment for (losses) gains included in net income (net of tax effects of $210, $27, and $0, respectively)	390	(50)	0
Fair value of derivative instruments designated as cash flow hedges, net of tax	(221)	(378)	38
Other comprehensive income (loss), net of tax	(11,721)	(24,450)	(9,110)
Comprehensive income	$ 130,692	$ 162,327	$ 133,734